EARNINGS PER SHARE (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 USD ($) $ / shares shares
EARNINGS PER SHARE
Net income (loss) | $		$ 23,719		$ (7,667)
Basic weighted average number of shares		126,730,500		108,363,047
Basic earnings (loss) per share | (per share)	$ 0.19	$ 0.19	$ (0.07)	$ (0.07)
Effect of dilutive securities
Warrants		7,431,541
Stock options		1,752,315
RSU		61,183
Diluted weighted average number of common shares		135,975,539		108,363,047
Diluted earnings (loss) per share | (per share)	$ 0.17	$ 0.17	$ (0.07)	$ (0.07)